Stock Purchase Plan and Preferred Stock (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2012	Dec. 31, 2013 vote employee	Dec. 31, 2012	Dec. 31, 2011	Aug. 01, 2006
Stock Purchase Plan and Preferred Stock (Textual) [Abstract]
Employees contributed to company's ESOP			32,154
Participants contribution on a pretax basis only of their annual compensation, maximum			20.00%
Percentage of matching contribution to ESOP Plan by employer	100.00%
Maximum percentage of eligible contribution plan up to which employer contributes	6.00%
Company matched eligible employee contributions to employee stock purchase plan ESOP effective July 1, 2009			Match to one-hundred percent on the first three percent of eligible employee contributions and fifty percent on the next two percent of eligible contributions.
Percentage of amended matching contribution to ESOP plan by Employer up to First Three Percentage	100.00%
Percentage of amended eligible contribution plan up to which employer contribute first	3.00%
Percentage of amended matching contribution to ESOP plan by Employer up to Next Two Percentage	50.00%
Percentage of amended eligible contribution plan up to which employer contribute second	2.00%
Company contributions description			Prior to July 1, 2009, the Company matched one hundred percent of all contributions up to six percent of eligible employee contributions.
Company contributions to ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis			$ 97,381	$ 88,363	$ 79,266
Company's matching contributions to the ESOP			67,428	142,791	48,816
DOL settlement		80,000	(80,000)	80,000
Employee stock ownership plan common stock shares held in ESOP (in shares)			13,609,442
Percentage of total voting shares outstanding held by the ESOP			13.60%
Employee stock ownership plan ESOP series 2 preferred stock contributed to ESOP (in shares)						500,000
Cumulative quarterly dividends per share on convertible serial preferred stock (in usd per share)						$ 11.25
Value of Series 2 Preferred stock issued to ESOP						500,000
Amount borrowed for acquisition of Series 2 Preferred stock						500,000
Interest rate on amount borrowed for acquisition of Series 2 Preferred stock						5.50%
Term for payment of borrowed amount for acquisition of Series 2 Preferred stock in equal quarterly payments			10 years
Number of votes for each Series 2 Preferred share under ESOP			1
Allocated or committed to be released shares of Series 2 Preferred stock outstanding (in shares)		0	0	0	0
Redeemed share of Series 2 Preferred stock			60,681	59,187	56,480,000
Fair value of Series 2 Preferred stock		$ 210,773	$ 86,309	$ 210,773	$ 328,495